Note 14 - Subsequent Events (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended
	May 06, 2015	Mar. 02, 2015	Nov. 30, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2015
Note 14 - Subsequent Events (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares)				0	0	0
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.01	$ 0.01	$ 0.01
Share Price (in Dollars per share)					$ 3.00
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 5.68	$ 3.88
Convertible Notes Payable, Current				$ 50,000	$ 630,000
Subsequent Event [Member] | Tranche 1 [Member] | Convertible Preferred Series A Stock [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Convertible Preferred Stock	1,000,000
Subsequent Event [Member] | Tranche 2 [Member] | Convertible Preferred Series A Stock [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Convertible Preferred Stock	1,000,000
Subsequent Event [Member] | Between Execution of the MIPA and the Financial Close [Member] | PS IV [Member] | Power Purchase Agreements [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Monthly Payments to Acquire Intangible Assets		300,000
Subsequent Event [Member] | Convertible Debt [Member] | Principal, Convertible Convertible into Shares of Common Stock [Member] | Alpha Capital Anstalt [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 4.00
Subsequent Event [Member] | Convertible Debt [Member] | Principal and Accrued Interest, Convertible Convertible into Shares of Common Stock [Member] | Alpha Capital Anstalt [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 4.00
Subsequent Event [Member] | Convertible Debt [Member] | Alpha Capital Anstalt [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount		1,250,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Subsequent Event [Member] | Convertible Preferred Series A Stock [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares)	500,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.01
Share Price (in Dollars per share)	$ 4.00
Proceeds from Issuance of Convertible Preferred Stock	2,000,000
Preferred Stock, Dividend Rate, Percentage	12.00%
Preferred Stock, Conversion Price (in Dollars per share)	$ 4.00
Subsequent Event [Member] | PS IV [Member] | Power Purchase Agreements [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years
Acquire Intangible Assets, Future Minimum Payments Due		5,832,000
Intangible Asset Acquisition, Percentage of Interests Acquired		100.00%
Monthly Payments to Acquire Intangible Assets		153,000
Cumulative Payments, Percent		70.00%
Remaining Purchase Price, Percent		30.00%
Payments to Acquire Intangible Assets		570,000
Project Cost, Expected Cost		153,000,000
Project Cost, Expected Cost, Estimated Portion Funded by Public Offering		5,000,000
Subsequent Event [Member] | Alpha Capital Anstalt [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 6.00
Class of Warrant or Right, Issued During Period (in Shares)		234,375
Subsequent Event [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	375,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 6.00
Between Execution of the MIPA and the Financial Close [Member] | PS IV [Member] | Power Purchase Agreements [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Monthly Payments to Acquire Intangible Assets			300,000
Convertible Debt [Member] | Principal, Convertible Convertible into Shares of Common Stock [Member] | Alpha Capital Anstalt [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 4.00
Convertible Debt [Member] | Principal and Accrued Interest, Convertible Convertible into Shares of Common Stock [Member] | Alpha Capital Anstalt [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 4.00
Convertible Debt [Member] | Alpha Capital Anstalt [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount		1,250,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Convertible Debt [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount							50,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)							$ 6.00
Debt Instrument, Interest Rate, Stated Percentage							12.00%
PS IV [Member] | Power Purchase Agreements [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life			15 years
Acquire Intangible Assets, Future Minimum Payments Due			6,280,000
Intangible Asset Acquisition, Percentage of Interests Acquired			100.00%
Cumulative Payments, Percent			70.00%
Remaining Purchase Price, Percent			30.00%
Payments to Acquire Intangible Assets				2,070,000
Project Cost, Expected Cost				164,000,000
Project Cost, Expected Cost, Estimated Portion Funded by Public Offering				$ 10,000,000
Alpha Capital Anstalt [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Issued During Period (in Shares)		234,375		234,375